Share-based compensation - Reconciliation of outstanding share options (Details) € in Thousands				6 Months Ended
	Jul. 01, 2024 Options $ / shares	Jul. 01, 2023 Options $ / shares	Jan. 20, 2021 Options	Dec. 31, 2024 EUR (€) Options	Dec. 31, 2024 $ / shares	Dec. 31, 2023 EUR (€) Options	Dec. 31, 2023 $ / shares
Weighted Average Exercise Price
Compensation expense | €				€ 9,576		€ 11,336
Alignment Award
Options
Options outstanding at beginning of period | Options	6,063,090	6,197,415		6,063,090		6,197,415
forfeited | Options				(21,165)
Granted | Options			6,478,761
Options outstanding at end of period | Options				6,041,925		6,197,415
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period	$ 8.57	$ 8.55			$ 8.57		$ 8.55
Forfeited (in dollars per share)					11.58
Weighted average Exercise price of share options outstanding at end of period					8.56		8.55
Exercise price for outstanding stock options					8.56		8.55
Compensation expense | €				€ 3,787		€ 8,790
Average remaining contractual life				6 years 21 days
Long-Term Incentive Plan
Options
Options outstanding at beginning of period | Options	3,309,066			3,309,066
Granted | Options				3,277,477		3,597,828
exercised | Options				(6,508)
Options outstanding at end of period | Options				6,580,035		3,597,828
Weighted Average Exercise Price
Weighted average Exercise price of share options outstanding at beginning of period	$ 4.00				4.00
Granted (in dollars per share)					5.07		4.00
Exercised (in dollars per share)					4.00
Weighted average Exercise price of share options outstanding at end of period					4.53		4.00
Exercise price for outstanding stock options					4.53		$ 4.00
Compensation expense | €				€ 1,805		€ 478
Average remaining contractual life				9 years
Minimum | Alignment Award
Weighted Average Exercise Price
Exercise prices for the share options outstanding					5.79
Minimum | Long-Term Incentive Plan
Weighted Average Exercise Price
Exercise prices for the share options outstanding					4.00
Maximum | Alignment Award
Weighted Average Exercise Price
Exercise prices for the share options outstanding					11.58
Maximum | Long-Term Incentive Plan
Weighted Average Exercise Price
Exercise prices for the share options outstanding					$ 5.07